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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08529
                                    -----------------------------------

                                 Monteagle Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  6550 Directors Parkway            Abilene, Texas                     79606
--------------------------------------------------------------------------------
      (Address of principal executive offices)                       (Zip code)

                                Carl C. Peterson

Parkway Advisors, L.P.        6550 Directors Parkway        Abilene, Texas 79606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (325) 698-3868
                                                     ---------------------------

Date of fiscal year end:        August 31, 2008
                          ---------------------------------------------

Date of reporting period:       February 29, 2008
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                        MONTEAGLE FUNDS

                        Fixed Income Fund
                        Quality Growth Fund
                        Large Cap Growth Fund
                        Select Value Fund
                        Value Fund

                        Semi-Annual Report
                        February 29, 2008
                        (Unaudited)


                                                                 ---------------
                                                                      [LOGO]
                                                                 MONTEAGLE FUNDS
                                                                 ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUPPLEMENTARY PORTFOLIO INFORMATION......................................      1

FINANCIAL STATEMENTS OF THE MONTEAGLE FUNDS

Schedule of Investments:
   Fixed Income Fund.....................................................      6
   Quality Growth Fund...................................................     10
   Large Cap Growth Fund.................................................     14
   Select Value Fund.....................................................     16
   Value Fund............................................................     19

Statements of Assets and Liabilities.....................................     21

Statements of Operations.................................................     22

Statements of Changes in Net Assets .....................................     23

Financial Highlights.....................................................     28

Notes to Financial Statements............................................     33

Other Information........................................................     41

About Your Funds' Expenses...............................................     42

Board Approval of Management Agreement for the Funds.....................     45

Board Approval of Investment Sub-Advisory Agreement
   for the Quality Growth Fund...........................................     47

Board Approval of Investment Sub-Advisory Agreement
   for the Informed Investor Growth Fund.................................     49

Results of Special Meetings of Shareholders..............................     51

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN PORTFOLIO HOLDINGS                                     (% OF NET ASSETS)
--------------------------------------------------------------------------------
FNMA, Pool 386008, 4.52%, due 04/01/2013                              3.3%
U.S. Treasury Note, 4.25%, due 11/15/2007                             3.1%
GNMA, Series 2003-81-PB, 6.00%, due 03/20/2029                        3.1%
FHLMC, 6.05%, due 08/15/2014                                          3.0%
La Grange Georgia Development Authority Revenue,
  6.10%, due 02/01/2010                                               2.3%
First Tennessee Bank, 5.316%, due 12/08/2008                          2.2%
FNMA, Pool 882684, 6.00%, due 06/01/2036                              2.1%
FNMA, 5.55%, due 02/16/2017                                           1.9%
FNMA, 7.25%, due 01/15/2010                                           1.6%
FHLB, 5.25%, due 06/18/2014                                           1.6%
                                                                   -------
                                                                     24.2%
                                                                   =======

SECTOR ALLOCATION                                              (% OF NET ASSETS)
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations                                 46.9%
Corporate Bonds                                                      31.0%
Mortgage-Backed Securities                                           14.7%
Municipal Obligations                                                 3.2%
Money Market Funds                                                    3.3%
Other Assets in Excess of Liabilities                                 0.9%
                                                                   -------
                                                                    100.0%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN EQUITY HOLDINGS                                        (% OF NET ASSETS)
--------------------------------------------------------------------------------
Microsoft Corp.                                                       3.3%
Apache Corp.                                                          3.2%
Cisco Systems, Inc.                                                   2.7%
Air Products & Chemicals, Inc.                                        2.6%
Walt Disney Co. (The)                                                 2.6%
Monsanto Co.                                                          2.5%
C.R. Bard, Inc.                                                       2.4%
Danaher Corp.                                                         2.4%
Oracle Corp.                                                          2.3%
Hewlett-Packard Co.                                                   2.3%
                                                                   -------
                                                                     26.3%
                                                                   =======

TOP TEN PORTFOLIO INDUSTRIES                                   (% OF NET ASSETS)
--------------------------------------------------------------------------------
Miscellaneous Manufacturing                                           7.9%
Computers                                                             7.3%
Retail                                                                7.0%
Computer Software & Services                                          6.3%
Semiconductors                                                        5.6%
Diversified Financial Services                                        5.6%
Chemicals                                                             5.1%
Food & Beverages                                                      4.9%
Health Care - Products                                                4.9%
Oil & Gas                                                             4.6%
                                                                   -------
                                                                     59.2%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN EQUITY HOLDINGS                                        (% OF NET ASSETS)
--------------------------------------------------------------------------------
Gilead Sciences, Inc.                                                 4.6%
Transocean, Inc.                                                      4.1%
Lockheed Martin Corp.                                                 4.0%
United Technologies Corp.                                             4.0%
Stryker Corp.                                                         3.8%
BlackRock, Inc. - Class A                                             3.7%
Precision Castparts Corp.                                             3.7%
Smith International, Inc.                                             3.7%
CME Group, Inc.                                                       3.6%
Microsoft Corp.                                                       3.5%
                                                                   -------
                                                                     38.7%
                                                                   =======

TOP TEN PORTFOLIO INDUSTRIES                                   (% OF NET ASSETS)
--------------------------------------------------------------------------------
Diversified Financial Services                                       14.7%
Telecomunications                                                    10.8%
Aerospace & Defense                                                   8.0%
Health Care - Products                                                7.7%
Miscellaneous Manufacturing                                           6.8%
Software                                                              6.8%
Computers                                                             4.8%
Pharmaceuticals                                                       4.6%
Oil & Gas                                                             4.1%
Metal Fabricate & Hardware                                            3.7%
                                                                   -------
                                                                     72.0%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN EQUITY HOLDINGS                                        (% OF NET ASSETS)
--------------------------------------------------------------------------------
AT&T, Inc.                                                            3.8%
Applied Materials, Inc.                                               3.7%
Bank of America Corp.                                                 3.5%
Intel Corp.                                                           3.3%
Halliburton Co.                                                       3.2%
Transocean, Inc.                                                      3.1%
Rowan Cos., Inc.                                                      3.0%
Gap, Inc. (The)                                                       2.9%
Kohl's Corp.                                                          2.8%
Target Corp.                                                          2.7%
                                                                   -------
                                                                     32.0%
                                                                   =======

TOP TEN PORTFOLIO INDUSTRIES                                   (% OF NET ASSETS)
--------------------------------------------------------------------------------
Semiconductors                                                        9.6%
Banks                                                                 9.3%
Telecommunications                                                    8.8%
Retail                                                                8.5%
Oil & Gas                                                             7.8%
Health Care - Services                                                5.8%
Miscellaneous Manufacturing                                           4.6%
Chemicals                                                             4.5%
Pharmaceuticals                                                       3.9%
Diversified Financial Services                                        3.5%
                                                                   -------
                                                                     66.3%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FUND PROFILE:

TOP TEN EQUITY HOLDINGS                                        (% OF NET ASSETS)
--------------------------------------------------------------------------------
Transocean, Inc.                                                      7.3%
Halliburton Co.                                                       6.5%
Barrick Gold Corp.                                                    6.4%
Tidewater, Inc.                                                       5.9%
Rowan Cos., Inc.                                                      5.3%
Newmont Mining Corp.                                                  4.6%
Goodrich Corp.                                                        4.4%
Marathon Oil Corp.                                                    4.2%
Alcoa, Inc.                                                           4.1%
Trinity Industries, Inc.                                              3.5%
                                                                   -------
                                                                     52.2%
                                                                   =======

TOP TEN PORTFOLIO INDUSTRIES                                   (% OF NET ASSETS)
--------------------------------------------------------------------------------
Oil & Gas                                                            18.7%
Oil & Gas Services                                                   17.3%
Mining                                                               15.1%
Pharmaceuticals                                                       6.3%
Retail                                                                5.8%
Telecommunications                                                    5.6%
Software                                                              4.5%
Aerospace & Defense                                                   4.4%
Miscellaneous Manufacturing                                           3.5%
Pipelines                                                             3.5%
                                                                   -------
                                                                     84.7%
                                                                   =======

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
   PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 46.9%         VALUE
--------------------------------------------------------------------------------

               U.S. TREASURY NOTES -- 3.1%
 $ 1,000,000   4.25%, due 11/15/2017                                $ 1,057,422
                                                                    -----------

               FEDERAL FARM CREDIT BANK -- 3.0%
     200,000   6.82%, due 03/16/2009                                    209,189
     250,000   5.375%, due 07/18/2011                                   269,511
     300,000   5.40%, due 10/06/2015                                    303,921
     250,000   5.98%, due 09/15/2016                                    253,983
                                                                    -----------
                                                                      1,036,604
                                                                    -----------
               FEDERAL HOME LOAN BANK -- 18.4%
     250,000   5.125%, due 06/18/2008                                   251,700
     500,000   6.795%, due 06/30/2009                                   529,470
     250,000   5.375%, due 07/17/2009                                   260,511
     250,000   5.75%, due 05/15/2012                                    275,566
     200,000   5.80%, due 06/12/2013                                    207,472
     500,000   6.00%, due 06/18/2013                                    504,537
     250,000   5.125%, due 08/14/2013                                   270,628
     500,000   5.50%, due 08/28/2013                                    519,362
     500,000   5.25%, due 06/18/2014                                    544,584
     250,000   5.50%, due 08/25/2014                                    264,934
     300,000   5.17%, due 09/22/2014                                    300,302
     500,000   5.50%, due 10/19/2016                                    520,604
     250,000   5.75%, due 03/13/2017                                    257,281
     500,000   6.00%, due 07/27/2017                                    537,297
     500,000   5.25%, due 11/08/2017                                    526,093
     500,000   5.05%, due 01/03/2018                                    524,496
                                                                    -----------
                                                                      6,294,837
                                                                    -----------
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.6%
     400,000   7.00%, due 03/15/2010                                    436,701
     500,000   5.625%, due 03/15/2011                                   539,012
     500,000   5.85%, due 04/11/2013                                    501,606
   1,000,000   6.05%, due 08/15/2014                                  1,012,550
     500,000   6.00%, due 08/18/2016                                    521,425
     250,000   6.00%, due 08/25/2016                                    253,588
                                                                    -----------
                                                                      3,264,882
                                                                    -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.8%
     500,000   7.25%, due 01/15/2010                                    544,871
     750,000   5.00%, due 08/02/2012                                    805,473
     500,000   5.00%, due 03/02/2015                                    533,214
     250,000   5.25%, due 03/24/2015                                    250,287

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 46.9%
   PAR VALUE   (CONTINUED)                                             VALUE
--------------------------------------------------------------------------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.8% (CONTINUED)
 $   500,000   6.07%, due 05/12/2016                                $   502,861
     250,000   6.00%, due 08/22/2016                                    253,253
     250,000   6.00%, due 08/29/2016                                    253,482
     600,000   5.55%, due 02/16/2017                                    630,263
     300,000   5.25%, due 01/16/2018                                    305,368
     280,000   5.08%, due 06/24/2018                                    280,134
                                                                    -----------
                                                                      4,359,206
                                                                    -----------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $15,425,222)                                   $16,012,951
                                                                    -----------

--------------------------------------------------------------------------------
   PAR VALUE   CORPORATE BONDS -- 31.0%                                VALUE
--------------------------------------------------------------------------------

               BANKS -- 6.0%
 $   250,000   Bank of America Corp., 5.875%, due 02/15/2009        $   255,960
     500,000   Bank of America Corp., 4.875%, due 01/15/2013            514,820
     750,000   First Tennessee Bank, 5.316%, due 12/08/2008             751,914
     500,000   SunTrust Bank, 6.375%, due 04/01/2011                    530,768
                                                                    -----------
                                                                      2,053,462
                                                                    -----------
               CAPITAL GOODS -- 1.5%
     500,000   United Technologies Corp., 5.375%, due 12/15/2017        524,287
                                                                    -----------

               CONSUMER SERVICES -- 1.5%
     500,000   Starbucks Corp., 6.25%, due 08/15/2017                   518,925
                                                                    -----------

               DIVERSIFIED FINANCIAL SERVICES -- 4.3%
     500,000   American Express Co., 4.75%, due 06/17/2009              502,143
     500,000   CIT Group, Inc., 4.75%, due 12/15/2010                   478,662
     500,000   Goldman Sachs Group, Inc., 5.95%, due 07/18/2008         506,106
                                                                    -----------
                                                                      1,486,911
                                                                    -----------
               ELECTRIC -- 0.7%
     250,000   Emerson Electric Co., 5.125%, due 12/01/2016             255,635
                                                                    -----------

               FOOD & BEVERAGES -- 4.9%
     300,000   Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011         324,911
     500,000   Bottling Group LLC, 4.625%, due 11/15/2012               522,260
     250,000   Campbell Soup Co., 6.75%, due 02/15/2011                 274,099
     500,000   Coca-Cola Co., 5.75%, due 03/15/2011                     539,754
                                                                    -----------
                                                                      1,661,024
                                                                    -----------
               HEALTH CARE - SERVICES -- 0.7%
     250,000   UnitedHealth Group, Inc., 5.00%, due 08/15/2014          243,841
                                                                    -----------

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
   PAR VALUE   CORPORATE BONDS -- 31.0% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------

               HOUSEHOLD PRODUCTS -- 0.8%
 $   250,000   Kimberly-Clark Corp., 5.00%, due 08/15/2013          $   263,562
                                                                    -----------

               INSURANCE -- 1.5%
     500,000   Prudential Financial, Inc., 5.15%, due 01/15/2013        510,850
                                                                    -----------

               MINING -- 1.5%
     500,000   Alcoa, Inc., 5.375%, due 01/15/2013                      505,499
                                                                    -----------

               OIL & GAS -- 2.4%
     250,000   ConocoPhillips, 5.50%, due 04/15/2013                    269,593
     500,000   Shell International, 5.625%, due 06/27/2011              538,809
                                                                    -----------
                                                                        808,402
                                                                    -----------
               PHARMACEUTICALS -- 2.3%
     500,000   Abbott Laboratories, 5.40%, due 09/15/2008               504,936
     250,000   Abbott Laboratories, 5.15%, due 11/30/2012               267,108
                                                                    -----------
                                                                        772,044
                                                                    -----------
               RETAIL -- 0.8%
     250,000   Lowe's Cos., Inc., 5.60%, due 09/15/2012                 265,731
                                                                    -----------

               SOFTWARE & SERVICES -- 1.5%
     500,000   Oracle Corp., 5.00%, due 01/15/2011                      518,290
                                                                    -----------

               TELECOMMUNICATIONS SERVICES -- 0.6%
     200,000   SBC Communications, Inc., 5.625%, due 06/15/2016         204,898
                                                                    -----------

               TOTAL CORPORATE BONDS (Cost $10,421,138)             $10,593,361
                                                                    -----------

--------------------------------------------------------------------------------
   PAR VALUE   MORTGAGE-BACKED SECURITIES -- 14.7%                     VALUE
--------------------------------------------------------------------------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.7%
 $   369,255   Series 2840, 5.00%, due 08/15/2015                   $   383,382
     240,429   Series 15-L, 7.00%, due 07/25/2023                       257,620
     263,012   Series 3058, 5.50%, due 10/15/2035                       269,767
                                                                    -----------
                                                                        910,769
                                                                    -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.3%
   1,100,000   Pool 386008, 4.52%, due 04/01/2013                     1,117,294
     470,460   Pool 545759, 6.50%, due 07/01/2032                       491,225
     178,595   Pool 754289, 6.00%, due 11/01/2033                       183,331
     698,745   Pool 882684, 6.00%, due 06/01/2036                       714,373
                                                                    -----------
                                                                      2,506,223
                                                                    -----------

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
   PAR VALUE   MORTGAGE-BACKED SECURITIES -- 14.7% (CONTINUED)         VALUE
--------------------------------------------------------------------------------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.7%
 $   364,665   Pool 648337, 5.00%, due 10/15/2020                   $   370,639
   1,000,000   Series 2003-81-PB, 6.00%, due 03/20/2029               1,042,553
     194,218   Pool 476998, 6.50%, due 07/15/2029                       203,854
                                                                    -----------
                                                                      1,617,046
                                                                    -----------

               TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,984,717)   $ 5,034,038
                                                                    -----------

--------------------------------------------------------------------------------
   PAR VALUE   MUNICIPAL OBLIGATIONS -- 3.2%                           VALUE
--------------------------------------------------------------------------------

               GEORGIA -- 3.2%
 $   300,000   Atlanta & Fulton County Recreation Authority
                 Revenue, 6.625%, due 12/01/2011                    $   308,025
     750,000   La Grange Georgia Development Authority Revenue,
                 6.10%, due 02/01/2010                                  773,400
                                                                    -----------

               TOTAL MUNICIPAL OBLIGATIONS (Cost $1,049,507)        $ 1,081,425
                                                                    -----------

--------------------------------------------------------------------------------
    SHARES     MONEY MARKET FUNDS -- 3.3%                              VALUE
--------------------------------------------------------------------------------

   1,112,661   State Street Institutional U.S. Government Money
                 Market Fund, 2.82% (a) (Cost $1,112,661)           $ 1,112,661
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE -- 99.1%
               (Cost $32,993,245)                                   $33,834,436

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%            319,666
                                                                    -----------

               NET ASSETS -- 100.0%                                 $34,154,102
                                                                   ============

(a) Variable rate security. The coupon rate shown is the effective interest rate as of February 29, 2008.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 95.9%                                  VALUE
--------------------------------------------------------------------------------

               AEROSPACE & DEFENSE -- 2.7%
       1,600   Boeing Co. (The)                                     $   132,464
       3,675   United Technologies Corp.                                259,125
                                                                    -----------
                                                                        391,589
                                                                    -----------
               APPAREL -- 1.3%
       3,225   Nike, Inc. - Class B                                     194,145
                                                                    -----------

               BANKS -- 1.1%
       3,900   Bank of America Corp.                                    154,986
                                                                    -----------

               BIOTECHNOLOGY -- 0.9%
       1,700   Genentech, Inc. (a)                                      128,775
                                                                    -----------

               CHEMICALS -- 5.1%
       4,200   Air Products & Chemicals, Inc.                           383,586
       3,150   Monsanto Co.                                             364,392
                                                                    -----------
                                                                        747,978
                                                                    -----------
               COAL -- 1.8%
       4,575   Peabody Energy Corp.                                     259,036
                                                                    -----------

               COMMERCIAL SERVICES -- 1.2%
       8,600   Western Union Co.                                        178,880
                                                                    -----------

               COMPUTERS -- 7.3%
       1,600   Apple, Inc. (a)                                          200,032
       4,450   Cognizant Technology Solutions Corp. - Class A (a)       134,435
       7,400   Dell, Inc. (a)                                           146,890
       6,900   Hewlett-Packard Co.                                      329,613
       2,200   International Business Machines Corp.                    250,492
                                                                    -----------
                                                                      1,061,462
                                                                    -----------
               COSMETICS/PERSONAL CARE -- 2.4%
       6,400   Alberto-Culver Co.                                       171,520
       2,775   Procter & Gamble Co. (The)                               183,649
                                                                    -----------
                                                                        355,169
                                                                    -----------
               DIVERSIFIED FINANCIAL SERVICES -- 5.6%
       3,775   American Express Co.                                     159,682
       2,300   Franklin Resources, Inc.                                 217,051
         550   InterContinentalExchange, Inc. (a)                        71,665
       3,500   Janus Capital Group, Inc.                                 84,770
       2,400   Merrill Lynch & Co., Inc.                                118,944
       3,100   ProLogis                                                 167,028
                                                                    -----------
                                                                        819,140
                                                                    -----------

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 95.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               ELECTRIC -- 0.5%
         800   Constellation Energy Group, Inc.                     $    70,680
                                                                    -----------

               ELECTRONICS -- 2.8%
       4,455   Amphenol Corp. - Class A                                 164,701
       4,500   Thermo Fisher Scientific, Inc. (a)                       251,685
                                                                    -----------
                                                                        416,386
                                                                    -----------
               FOOD & BEVERAGES -- 4.9%
       4,300   Coca-Cola Co. (The)                                      251,378
       4,275   PepsiCo, Inc.                                            297,369
       4,050   Sysco Corp.                                              113,643
       1,575   Whole Foods Market, Inc.                                  55,361
                                                                    -----------
                                                                        717,751
                                                                    -----------
               HEALTH CARE - PRODUCTS -- 4.9%
       3,750   C.R. Bard, Inc.                                          355,463
       2,100   Johnson & Johnson                                        130,116
       2,700   Medtronic, Inc.                                          133,272
       2,100   St. Jude Medical, Inc. (a)                                90,258
                                                                    -----------
                                                                        709,109
                                                                    -----------
               HEALTH CARE - SERVICES -- 0.9%
       2,700   UnitedHealth Group, Inc.                                 125,496
                                                                    -----------

               INTERNET -- 3.0%
       4,525   eBay, Inc. (a)                                           119,279
         505   Google, Inc. - Class A (a)                               237,946
       2,900   Yahoo!, Inc. (a)                                          80,562
                                                                    -----------
                                                                        437,787
                                                                    -----------
               MEDIA -- 3.8%
       4,600   Viacom Corp. - Class B (a)                               182,850
      11,500   Walt Disney Co. (The)                                    372,715
                                                                    -----------
                                                                        555,565
                                                                    -----------
               METAL FABRICATE & HARDWARE -- 1.6%
       2,125   Precision Castparts Corp.                                234,579
                                                                    -----------

               MISCELLANEOUS MANUFACTURING -- 7.9%
       1,800   3M Co.                                                   141,120
       4,750   Danaher Corp.                                            352,213
       9,745   General Electric Co.                                     322,949
       3,100   Roper Industries, Inc.                                   174,840
       1,600   SPX Corp.                                                163,680
                                                                    -----------
                                                                      1,154,802
                                                                    -----------

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 95.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               OIL & GAS -- 4.6%
       4,075   Apache Corp.                                         $   467,443
       2,400   Exxon Mobil Corp.                                        208,824
                                                                    -----------
                                                                        676,267
                                                                    -----------
               OIL & GAS SERVICES -- 2.9%
       6,460   Cameron International Corp. (a)                          274,421
       1,800   Schlumberger Ltd.                                        155,610
                                                                    -----------
                                                                        430,031
                                                                    -----------
               PHARMACEUTICALS -- 4.3%
       4,300   Abbott Laboratories                                      230,265
       1,130   Allergan, Inc.                                            66,930
       4,204   Gilead Sciences, Inc. (a)                                198,933
       1,540   Merck & Co., Inc.                                         68,222
       3,225   Schering-Plough Corp.                                     69,983
                                                                    -----------
                                                                        634,333
                                                                    -----------
               RETAIL -- 7.0%
       8,000   Burger King Holdings, Inc.                               205,280
       2,900   Gamestop Corp. - Class A (a)                             122,844
       4,525   Lowe's Cos., Inc.                                        108,464
       3,560   Nordstrom, Inc.                                          131,827
       2,400   Target Corp.                                             126,264
       2,200   Walgreen Co.                                              80,322
       4,875   Wal-Mart Stores, Inc.                                    241,751
                                                                    -----------
                                                                      1,016,752
                                                                    -----------
               SEMICONDUCTORS -- 5.6%
      14,000   Intel Corp.                                              279,300
       1,350   MEMC Electronic Materials, Inc. (a)                      102,978
       8,000   Microchip Technology, Inc.                               246,240
       6,550   Texas Instruments, Inc.                                  196,238
                                                                    -----------
                                                                        824,756
                                                                    -----------
               SOFTWARE -- 6.3%
       3,830   Activision, Inc. (a)                                     104,368
      17,750   Microsoft Corp.                                          483,155
      17,850   Oracle Corp. (a)                                         335,580
                                                                    -----------
                                                                        923,103
                                                                    -----------
               TELECOMMUNICATIONS -- 4.4%
      16,275   Cisco Systems, Inc. (a)                                  396,622
       5,625   QUALCOMM, Inc.                                           238,331
                                                                    -----------
                                                                        634,953
                                                                    -----------

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 95.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               TRANSPORTATION -- 1.1%
       1,825   FedEx Corp.                                          $   160,837
                                                                    -----------

               TOTAL COMMON STOCKS (Cost $13,217,050)               $14,014,347
                                                                    -----------

--------------------------------------------------------------------------------
    SHARES     MONEY MARKET FUNDS -- 4.0%                              VALUE
--------------------------------------------------------------------------------

     587,857   State Street Institutional U.S. Government Money
                 Market Fund, 2.82% (b) (Cost $587,857)             $   587,857
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE -- 99.9%
               (Cost $13,804,907)                                   $14,602,204

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%              9,687
                                                                    -----------

               NET ASSETS -- 100.0%                                 $14,611,891
                                                                    ===========

(a)   Non-income producing security.
(b) Variable rate security. The coupon rate shown is the effective interest rate as of Februrary 29, 2008.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 95.9%                                  VALUE
--------------------------------------------------------------------------------

               AEROSPACE & DEFENSE -- 8.0%
      10,000   Lockheed Martin Corp.                                $ 1,032,000
      14,500   United Technologies Corp.                              1,022,395
                                                                    -----------
                                                                      2,054,395
                                                                    -----------
               BEVERAGES -- 3.5%
      13,000   PepsiCo, Inc.                                            904,280
                                                                    -----------

               BIOTECHNOLOGY -- 2.8%
       9,500   Genentech, Inc. (a)                                      719,625
                                                                    -----------

               COMPUTERS -- 4.8%
       5,900   Apple, Inc. (a)                                          737,618
       4,700   Research In Motion Ltd. (a)                              487,860
                                                                    -----------
                                                                      1,225,478
                                                                    -----------
               COSMETICS/PERSONAL CARE -- 2.0%
       7,600   Procter & Gamble Co. (The)                               502,968
                                                                    -----------

               DIVERSIFIED FINANCIAL SERVICES -- 14.7%
      17,400   American Express Co.                                     736,020
       5,000   BlackRock, Inc. - Class A                                966,250
       1,800   CME Group, Inc.                                          923,940
       7,600   Franklin Resources, Inc.                                 717,212
       2,600   Goldman Sachs Group, Inc.                                441,038
                                                                    -----------
                                                                      3,784,460
                                                                    -----------
               ELECTRONICS -- 2.3%
      10,000   Garmin Ltd.                                              587,100
                                                                    -----------

               ENGINEERING & CONSTRUCTION -- 3.5%
      17,300   McDermott International, Inc. (a)                        903,406
                                                                    -----------

               HEALTH CARE - PRODUCTS -- 7.7%
       3,400   Alcon, Inc.                                              492,082
       5,600   Becton, Dickinson & Co.                                  506,352
      15,200   Stryker Corp.                                            989,672
                                                                    -----------
                                                                      1,988,106
                                                                    -----------
               INTERNET -- 2.9%
       1,600   Google, Inc. - Class A (a)                               753,888
                                                                    -----------

               MEDIA -- 3.2%
      45,000   News Corp. - Class A                                     828,450
                                                                    -----------

               METAL FABRICATE & HARDWARE -- 3.7%
       8,700   Precision Castparts Corp.                                960,393
                                                                    -----------

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 95.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               MISCELLANEOUS MANUFACTURING -- 6.8%
      26,700   General Electric Co.                                 $   884,838
      21,600   Manitowoc Co., Inc.                                      879,984
                                                                    -----------
                                                                      1,764,822
                                                                    -----------
               OIL & GAS -- 4.1%
       7,506   Transocean, Inc. (a)                                   1,054,668
                                                                    -----------

               OIL & GAS SERVICES -- 3.7%
      15,200   Smith International, Inc.                                958,056
                                                                    -----------

               PHARMACEUTICALS -- 4.6%
      25,000   Gilead Sciences, Inc. (a)                              1,183,000
                                                                    -----------

               SOFTWARE -- 6.8%
      33,300   Microsoft Corp.                                          906,426
      45,000   Oracle Corp. (a)                                         846,000
                                                                    -----------
                                                                      1,752,426
                                                                    -----------
               TELECOMMUNICATIONS -- 10.8%
      13,400   America Movil SAB de C.V. - ADR                          810,164
      31,200   Cisco Systems, Inc. (a)                                  760,344
      15,800   Harris Corp.                                             771,514
      12,500   Nokia Oyj - ADR                                          450,125
                                                                    -----------
                                                                      2,792,147
                                                                    -----------

               TOTAL COMMON STOCKS (Cost $22,338,023)               $24,717,668
                                                                    -----------

--------------------------------------------------------------------------------
    SHARES     MONEY MARKET FUNDS -- 4.1%                              VALUE
--------------------------------------------------------------------------------

   1,051,734   State Street Institutional U.S. Government Money
                 Market Fund, 2.82% (b) (Cost $1,051,734)           $ 1,051,734
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE -- 100.0%
               (Cost $23,389,757)                                   $25,769,402

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%              3,611
                                                                    -----------

               NET ASSETS -- 100.0%                                 $25,773,013
                                                                    ===========

(a)   Non-income producing security.
(b) Variable rate security. The coupon rate shown is the effective interest rate as of February 29, 2008.
ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 96.4%                                  VALUE
--------------------------------------------------------------------------------

               AUTO MANUFACTURERS -- 1.8%
       4,800   PACCAR, Inc.                                         $   208,224
                                                                    -----------

               BANKS -- 9.3%
      10,342   Bank of America Corp.                                    410,991
      10,300   KeyCorp                                                  227,115
       6,600   Wachovia Corp.                                           202,092
       8,500   Wells Fargo & Co.                                        248,455
                                                                    -----------
                                                                      1,088,653
                                                                    -----------
               BIOTECHNOLOGY -- 2.4%
       3,900   Genzyme Corp. (a)                                        276,588
                                                                    -----------

               BUILDING MATERIALS -- 1.8%
      11,500   Masco Corp.                                              214,935
                                                                    -----------

               CHEMICALS -- 4.5%
       5,000   Ashland, Inc.                                            220,850
       8,154   Dow Chemical Co. (The)                                   307,324
                                                                    -----------
                                                                        528,174
                                                                    -----------
               COMMERCIAL SERVICES -- 1.9%
       5,900   Moody's Corp.                                            224,082
                                                                    -----------

               COMPUTERS -- 2.0%
      13,800   Electronic Data Systems Corp.                            239,016
                                                                    -----------

               DIVERSIFIED FINANCIAL SERVICES -- 3.5%
       9,200   CIT Group, Inc.                                          204,424
       5,000   Morgan Stanley                                           210,600
                                                                    -----------
                                                                        415,024
                                                                    -----------
               FOOD & BEVERAGES -- 2.1%
       9,000   Sysco Corp.                                              252,540
                                                                    -----------

               GAS -- 3.7%
       6,100   Nicor, Inc.                                              208,010
      13,500   NiSource, Inc.                                           232,065
                                                                    -----------
                                                                        440,075
                                                                    -----------
               HEALTH CARE - PRODUCTS -- 2.0%
       3,800   Johnson & Johnson                                        235,448
                                                                    -----------

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 96.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               HEALTH CARE - SERVICES -- 5.8%
       5,000   Aetna, Inc.                                          $   248,000
       4,700   UnitedHealth Group, Inc.                                 218,456
       3,000   WellPoint, Inc. (a)                                      210,240
                                                                    -----------
                                                                        676,696
                                                                    -----------
               IRON/STEEL -- 2.5%
       4,500   Nucor Corp.                                              290,565
                                                                    -----------

               MACHINERY - DIVERSIFIED -- 2.5%
       5,259   Rockwell Automation, Inc.                                287,720
                                                                    -----------

               MINING -- 2.2%
       2,500   Freeport-McMoRan Copper & Gold, Inc.                     252,150
                                                                    -----------

               MISCELLANEOUS MANUFACTURING -- 4.6%
       5,800   Dover Corp.                                              240,758
       9,077   General Electric Co.                                     300,812
                                                                    -----------
                                                                        541,570
                                                                    -----------
               OIL & GAS -- 7.8%
       2,400   ConocoPhillips                                           198,504
       8,873   Rowan Cos., Inc.                                         357,671
       2,592   Transocean, Inc. (a)                                     364,202
                                                                    -----------
                                                                        920,377
                                                                    -----------
               OIL & GAS SERVICES -- 3.2%
       9,921   Halliburton Co.                                          379,974
                                                                    -----------

               PACKAGING & CONTAINERS -- 2.0%
       9,300   Bemis Co., Inc.                                          230,826
                                                                    -----------

               PHARMACEUTICALS -- 3.9%
      11,000   Pfizer, Inc.                                             245,080
      10,100   Schering-Plough Corp.                                    219,170
                                                                    -----------
                                                                        464,250
                                                                    -----------
               RETAIL -- 8.5%
      17,151   Gap, Inc. (The)                                          345,936
       7,500   Kohl's Corp. (a)                                         333,300
       6,121   Target Corp.                                             322,026
                                                                    -----------
                                                                      1,001,262
                                                                    -----------

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 96.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS -- 9.6%
      22,477   Applied Materials, Inc.                              $   430,884
      19,438   Intel Corp.                                              387,788
      19,500   QLogic Corp. (a)                                         309,075
                                                                    -----------
                                                                      1,127,747
                                                                    -----------
               TELECOMMUNICATIONS -- 8.8%
      12,959   AT&T, Inc.                                               451,362
      16,900   Motorola, Inc.                                           168,493
       7,180   QUALCOMM, Inc.                                           304,216
      15,500   Sprint Nextel Corp. (a)                                  110,205
                                                                    -----------
                                                                      1,034,276
                                                                    -----------

               TOTAL COMMON STOCKS (Cost $11,459,757)               $11,330,172
                                                                    -----------

--------------------------------------------------------------------------------
    SHARES     MONEY MARKET FUNDS -- 3.4%                              VALUE
--------------------------------------------------------------------------------

     399,691   State Street Institutional U.S. Government Money
                 Market Fund, 2.82% (b) (Cost $399,691)             $   399,691
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE -- 99.8%
               (Cost $11,859,448)                                   $11,729,863

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%             25,041
                                                                    -----------

               NET ASSETS -- 100.0%                                 $11,754,904
                                                                    ===========

(a)   Non-income producing security.
(b) Variable rate security. The coupon rate shown is the effective interest rate as of February 29, 2008.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 93.6%                                  VALUE
--------------------------------------------------------------------------------

               AEROSPACE & DEFENSE -- 4.4%
      15,000   Goodrich Corp.                                       $   888,450
                                                                    -----------

               CHEMICALS -- 3.4%
      14,750   E.I. du Pont de Nemours & Co.                            684,695
                                                                    -----------

               ELECTRIC -- 2.2%
      25,550   Duke Energy Corp.                                        448,147
                                                                    -----------

               ELECTRONICS -- 0.8%
     100,000   Sanmina-SCI Corp. (a)                                    165,000
                                                                    -----------

               INTERNET -- 1.3%
      15,000   Avocent Corp. (a)                                        250,950
                                                                    -----------

               MINING -- 15.1%
      22,000   Alcoa, Inc.                                              817,080
      25,000   Barrick Gold Corp.                                     1,298,750
      18,000   Newmont Mining Corp.                                     921,060
                                                                    -----------
                                                                      3,036,890
                                                                    -----------
               MISCELLANEOUS MANUFACTURING -- 3.5%
      25,000   Trinity Industries, Inc.                                 704,250
                                                                    -----------

               OIL & GAS -- 18.7%
      16,000   Marathon Oil Corp.                                       850,560
      12,000   Nabors Industries Ltd. (a)                               378,360
      26,450   Rowan Cos., Inc.                                       1,066,200
      10,494   Transocean, Inc. (a)                                   1,474,512
                                                                    -----------
                                                                      3,769,632
                                                                    -----------
               OIL & GAS SERVICES -- 11.5%
       7,000   Baker Hughes, Inc.                                       471,030
      34,000   Halliburton Co.                                        1,302,200
      12,000   Helmerich & Payne, Inc.                                  537,960
                                                                    -----------
                                                                      2,311,190
                                                                    -----------
               PHARMACEUTICALS -- 6.3%
      30,000   Pfizer, Inc.                                             668,400
      28,000   Schering-Plough Corp.                                    607,600
                                                                    -----------
                                                                      1,276,000
                                                                    -----------
               PIPELINES -- 3.5%
      30,000   Spectra Energy Corp.                                     693,300
                                                                    -----------

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS -- 93.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               RETAIL -- 5.8%
      34,000   Gap, Inc.                                            $   685,780
       5,000   Sears Holdings Corp. (a)                                 478,100
                                                                    -----------
                                                                      1,163,880
                                                                    -----------
               SEMICONDUCTORS -- 3.3%
      17,000   Applied Materials, Inc.                                  325,890
      17,000   Intel Corp.                                              339,150
                                                                    -----------
                                                                        665,040
                                                                    -----------
               SOFTWARE -- 2.4%
      18,000   Microsoft Corp.                                          489,960
                                                                    -----------

               TELECOMMUNICATIONS -- 5.6%
      20,000   AT&T, Inc.                                               696,600
      12,000   Verizon Communications, Inc.                             435,840
                                                                    -----------
                                                                      1,132,440
                                                                    -----------
               TRANSPORTATION -- 5.8%
      21,000   Tidewater, Inc.                                        1,179,150
                                                                    -----------

               TOTAL COMMON STOCKS (Cost $12,142,963)               $18,858,974
                                                                    -----------

--------------------------------------------------------------------------------
    SHARES     MONEY MARKET FUNDS -- 6.2%                              VALUE
--------------------------------------------------------------------------------

   1,250,794   State Street Institutional U.S. Government Money
                 Market Fund, 2.82% (b) (Cost $1,250,794)           $ 1,250,794
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE -- 99.8%
               (Cost $13,393,757)                                   $20,109,768

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%             33,388
                                                                    -----------

               NET ASSETS -- 100.0%                                 $20,143,156
                                                                    ===========

(a)   Non-income producing security.
(b) Variable rate security. The coupon rate shown is the effective interest rate as of February 29, 2008.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                FIXED         QUALITY         LARGE CAP       SELECT
                                               INCOME          GROWTH          GROWTH          VALUE           VALUE
                                                FUND            FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------

ASSETS
Investment securities:
  At amortized cost                          $32,993,245     $13,804,907     $23,389,757     $11,859,448     $13,393,757
                                            ============    ============    ============    ============    ============
  At market value (Note 2)                   $33,834,436     $14,602,204     $25,769,402     $11,729,863     $20,109,768
Receivable for capital
  shares sold                                         --           8,202              --              --              --
Dividends and interest receivable                341,355          17,032          25,776          35,535          50,471
Prepaid Trustees fees                              3,367           1,398           2,155           1,013           1,488
Other assets                                       1,498             665           1,205             592             923
                                            ------------    ------------    ------------    ------------    ------------
  TOTAL ASSETS                                34,180,656      14,629,501      25,798,538      11,767,003      20,162,650
                                            ------------    ------------    ------------    ------------    ------------
LIABILITIES
Income distribution payable                          891              --              --              --              --
Payable for capital shares redeemed                   --           2,975              --              --              --
Due to Adviser (Note 3)                           24,980          13,952          24,842          11,416          18,811
Accrued compliance
  service fees (Note 3)                              683             683             683             683             683
                                            ------------    ------------    ------------    ------------    ------------
  TOTAL LIABILITIES                               26,554          17,610          25,525          12,099          19,494
                                            ------------    ------------    ------------    ------------    ------------

NET ASSETS                                   $34,154,102     $14,611,891     $25,773,013     $11,754,904     $20,143,156
                                            ============    ============    ============    ============    ============
NET ASSETS CONSIST OF:
Paid-in capital                              $34,807,055     $16,594,929     $28,115,700     $12,296,534     $14,044,556
Accumulated undistributed
  net investment income (loss)                        36             988         (43,497)         31,399          38,315
Accumulated net realized losses
  on investments                              (1,494,180)     (2,781,323)     (4,678,835)       (443,444)       (655,726)
Net unrealized appreciation
  (depreciation) on investments                  841,191         797,297       2,379,645        (129,585)      6,716,011
                                            ------------    ------------    ------------    ------------    ------------
NET ASSETS                                   $34,154,102     $14,611,891     $25,773,013     $11,754,904     $20,143,156
                                            ============    ============    ============    ============    ============

Shares of beneficial interest outstanding
(unlimited number of shares
  authorized, no par value)                    3,324,261       1,742,380       4,028,614         991,772       1,185,133
                                            ============    ============    ============    ============    ============
Net asset value, offering and
  redemption price per share (Note 2)        $     10.27     $      8.39     $      6.40     $     11.85     $     17.00
                                            ============    ============    ============    ============    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
STATEMENTS 0F OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                              FIXED        QUALITY         LARGE CAP       SELECT
                                             INCOME         GROWTH          GROWTH          VALUE          VALUE
                                              FUND           FUND            FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                $    816,163   $         --    $         --    $         --    $         --
  Securities lending income (Note 2)                --            315           1,264             826           2,457
  Dividends                                     16,411         94,625         131,817         139,166         179,810(a)
                                          ------------   ------------    ------------    ------------    ------------
    Total investment income                    832,574         94,940         133,081         139,992         182,267
                                          ------------   ------------    ------------    ------------    ------------
EXPENSES
  Investment advisory fees (Note 3)            160,009         91,174         171,847          77,928         132,481
  Trustees' fees                                 4,206          1,883           3,663           1,744           2,761
  Compliance service fees (Note 3)                 683            683             683             683             683
  ICI membership fees                              477            212             385             189             294
                                          ------------   ------------    ------------    ------------    ------------
    Total expenses                             165,375         93,952         176,578          80,544         136,219
                                          ------------   ------------    ------------    ------------    ------------
NET INVESTMENT
    INCOME (LOSS)                              667,199            988         (43,497)         59,448          46,048
                                          ------------   ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
  Net realized gains (losses)
    on investments                              36,085        (61,799)        282,993        (431,369)       (651,422)
  Net change in unrealized appreciation
    (depreciation) on investments            1,027,484       (721,047)     (3,447,317)     (1,368,282)       (109,658)
                                          ------------   ------------    ------------    ------------    ------------
NET REALIZED AND
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS                             1,063,569       (782,846)     (3,164,324)     (1,799,651)       (761,080)
                                          ------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS                              $  1,730,768   $   (781,858)   $ (3,207,821)   $ (1,740,203)   $   (715,032)
                                          ============   ============    ============    ============    ============

(a)   Net of foreign withholding tax of $563.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                         FEBRUARY 29,      ENDED
                                                                            2008          AUGUST 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income                                                 $    667,199    $  1,460,657
  Net realized gains (losses) on investments                                  36,085        (207,393)
  Net change in unrealized appreciation (depreciation) on investments      1,027,484         413,036
                                                                        ------------    ------------
Net increase in net assets from operations                                 1,730,768       1,666,300
                                                                        ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                (667,163)     (1,460,657)
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                1,261,773         165,102
  Reinvestment of distributions to shareholders                              615,292       1,299,297
  Payments for shares redeemed                                            (1,660,025)    (11,244,076)
                                                                        ------------    ------------
Net increase (decrease) in net assets from capital share transactions        217,040      (9,779,677)
                                                                        ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,280,645      (9,574,034)

NET ASSETS
  Beginning of period                                                     32,873,457      42,447,491
                                                                        ------------    ------------
  End of period                                                         $ 34,154,102    $ 32,873,457
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $         36    $         --
                                                                        ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                123,792          16,621
  Shares issued in reinvestment of distribution to shareholders               60,769         130,800
  Shares redeemed                                                           (161,832)     (1,130,889)
                                                                        ------------    ------------
  Net increase (decrease) in shares outstanding                               22,729        (983,468)
  Shares outstanding, beginning of period                                  3,301,532       4,285,000
                                                                        ------------    ------------
  Shares outstanding, end of period                                        3,324,261       3,301,532
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                         FEBRUARY 29,      ENDED
                                                                            2008          AUGUST 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income (loss)                                          $        988    $    (12,268)
  Net realized gains (losses) on investments                                 (61,799)      1,228,161
  Net change in unrealized appreciation (depreciation) on investments       (721,047)        952,325
                                                                        ------------    ------------
Net increase (decrease) in net assets from operations                       (781,858)      2,168,218
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                1,005,995       1,323,192
  Payments for shares redeemed                                              (483,617)     (7,690,361)
                                                                        ------------    ------------
Net increase (decrease) in net assets from capital share transactions        522,378      (6,367,169)
                                                                        ------------    ------------

TOTAL DECREASE IN NET ASSETS                                                (259,480)     (4,198,951)

NET ASSETS
  Beginning of period                                                     14,871,371      19,070,322
                                                                        ------------    ------------
  End of period                                                         $ 14,611,891    $ 14,871,371
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $        988    $         --
                                                                        ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                114,560         155,368
  Shares redeemed                                                            (54,592)       (933,943)
                                                                        ------------    ------------
  Net increase (decrease) in shares outstanding                               59,968        (778,575)
  Shares outstanding, beginning of period                                  1,682,412       2,460,987
                                                                        ------------    ------------
  Shares outstanding, end of period                                        1,742,380       1,682,412
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                         FEBRUARY 29,      ENDED
                                                                            2008          AUGUST 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment loss                                                   $    (43,497)   $   (140,679)
  Net realized gains on investments                                          282,993       2,435,907
  Net change in unrealized appreciation (depreciation) on investments     (3,447,317)      2,866,943
                                                                        ------------    ------------
Net increase (decrease) in net assets from operations                     (3,207,821)      5,162,171
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                  384,909         693,722
  Payments for shares redeemed                                              (374,244)     (5,658,504)
                                                                        ------------    ------------
Net increase (decrease) in net assets from capital share transactions         10,665      (4,964,782)
                                                                        ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (3,197,156)        197,389

NET ASSETS
  Beginning of period                                                     28,970,169      28,772,780
                                                                        ------------    ------------
  End of period                                                         $ 25,773,013    $ 28,970,169
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                  $    (43,497)   $         --
                                                                        ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                 55,988          98,350
  Shares redeemed                                                            (50,995)       (857,723)
                                                                        ------------    ------------
  Net increase (decrease) in shares outstanding                                4,993        (759,373)
  Shares outstanding, beginning of period                                  4,023,621       4,782,994
                                                                        ------------    ------------
  Shares outstanding, end of period                                        4,028,614       4,023,621
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                         FEBRUARY 29,      ENDED
                                                                            2008          AUGUST 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income                                                 $     59,448    $    117,311
  Net realized gains (losses) on investments                                (431,369)      1,900,152
  Net change in unrealized appreciation (depreciation) on investments     (1,368,282)        158,417
                                                                        ------------    ------------
Net increase (decrease) in net assets from operations                     (1,740,203)      2,175,880
                                                                        ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                 (47,837)       (141,436)
  From net realized gains on investments                                  (1,690,778)       (272,954)
                                                                        ------------    ------------
Net decrease in net assets from distributions to shareholders             (1,738,615)       (414,390)
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                  193,468         292,716
  Reinvestment of distributions to shareholders                            1,565,346         366,669
  Payments for shares redeemed                                              (152,663)     (4,858,737)
                                                                        ------------    ------------
Net increase (decrease) in net assets from capital share transactions      1,606,151      (4,199,352)
                                                                        ------------    ------------

TOTAL DECREASE IN NET ASSETS                                              (1,872,667)     (2,437,862)

NET ASSETS
  Beginning of period                                                     13,627,571      16,065,433
                                                                        ------------    ------------
  End of period                                                         $ 11,754,904    $ 13,627,571
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $     31,399    $     19,788
                                                                        ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                 13,967          18,793
  Shares issued in reinvestment of distributions to shareholders             119,346          24,394
  Shares redeemed                                                            (11,260)       (319,553)
                                                                        ------------    ------------
  Net increase (decrease) in shares outstanding                              122,053        (276,366)
  Shares outstanding, beginning of period                                    869,719       1,146,085
                                                                        ------------    ------------
  Shares outstanding, end of period                                          991,772         869,719
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                         FEBRUARY 29,      ENDED
                                                                            2008          AUGUST 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income                                                 $     46,048    $    239,567
  Net realized gains (losses) on investments                                (651,422)      2,143,085
  Net change in unrealized appreciation (depreciation) on investments       (109,658)      1,391,679
                                                                        ------------    ------------
Net increase (decrease) in net assets from operations                       (715,032)      3,774,331
                                                                        ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                 (79,350)       (358,645)
  From net realized gains on investments                                  (2,073,545)             --
                                                                        ------------    ------------
Net decrease in net assets from distributions to shareholders             (2,152,895)       (358,645)
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                  542,140       1,410,883
  Reinvestment of distributions to shareholders                               12,772              --
  Payments for shares redeemed                                              (638,029)     (2,625,604)
                                                                        ------------    ------------
Net decrease in net assets from capital share transactions                   (83,117)     (1,214,721)
                                                                        ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (2,951,044)      2,200,965

NET ASSETS
  Beginning of period                                                     23,094,200      20,893,235
                                                                        ------------    ------------
  End of period                                                         $ 20,143,156    $ 23,094,200
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $     38,315    $     71,617
                                                                        ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                 30,950          71,852
  Shares issued in reinvestment of distributions to shareholders                 720              --
  Shares redeemed                                                            (34,510)       (146,355)
                                                                        ------------    ------------
  Net decrease in shares outstanding                                          (2,840)        (74,503)
  Shares oustanding, beginning of period                                   1,187,973       1,262,476
                                                                        ------------    ------------
  Shares oustanding, end of period                                         1,185,133       1,187,973
                                                                        ============    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout Each Period

                                       SIX MONTHS
                                         ENDED           YEAR           YEAR           YEAR           YEAR           YEAR
                                       FEBRUARY 29,     ENDED          ENDED          ENDED          ENDED          ENDED
                                          2008        AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                       (UNAUDITED)       2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period                  $     9.96     $     9.91     $    10.38     $    10.77     $    10.96     $    11.17
                                       ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment
  operations:
  Net investment income                      0.20           0.40           0.38(a)        0.38           0.41           0.42(a)
  Net realized and unrealized
    gains (losses) on investments            0.31           0.05          (0.31)         (0.20)         (0.03)         (0.08)
                                       ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations             0.51           0.45           0.07           0.18           0.38           0.34
                                       ----------     ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net investment income                (0.20)         (0.40)         (0.38)         (0.38)         (0.41)         (0.42)
  From net realized gains on
    investments                                --             --          (0.16)         (0.19)         (0.16)         (0.13)
                                       ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                         (0.20)         (0.40)         (0.54)         (0.57)         (0.57)         (0.55)
                                       ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period       $    10.27     $     9.96     $     9.91     $    10.38     $    10.77     $    10.96
                                       ==========     ==========     ==========     ==========     ==========     ==========

Total return (b)                            5.19%(c)       4.68%          0.78%          1.72%          3.49%          3.06%
                                       ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's)    $   34,154     $   32,873     $   42,447     $   24,087     $   26,423     $   29,562
                                       ==========     ==========     ==========     ==========     ==========     ==========

Ratio of operating expenses to
  average net assets including
  reimbursement/waiver of fees              1.00%(d)       1.00%          1.00%          1.17%          1.15%          1.14%

Ratio of operating expenses to
  average net assets excluding
  reimbursement/waiver of fees              1.00%(d)       1.00%          1.13%          1.17%          1.15%          1.14%

Ratio of net investment income to
  average net assets including
  reimbursement/waiver of fees              4.03%(d)       4.12%          3.75%          3.63%          3.71%          3.76%

Portfolio turnover rate                       30%(c)         19%            17%            58%            27%            21%

(a) Net investment income per share is based on average shares outstanding during the period.
(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Not annualized.
(d)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout Each Period

                               SIX MONTHS
                                  ENDED        YEAR     EIGHT MONTHS        YEAR            YEAR          YEAR          YEAR
                               FEBRUARY 29,   ENDED         ENDED          ENDED           ENDED         ENDED         ENDED
                                  2008       AUGUST 31,   AUGUST 31,     DECEMBER 31,    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                               (UNAUDITED)     2007        2006 (a)         2005            2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $    8.84    $    7.75    $    7.90       $    7.69       $    7.40     $    6.16     $    7.77
                                ---------    ---------    ---------       ---------       ---------     ---------     ---------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                    0.00        (0.01)       (0.00)(b)(c)    (0.00)(b)(d)     0.01(b)      (0.01)(b)     (0.01)(b)
  Net realized and
    unrealized gains (losses)
    on investments                  (0.45)        1.10        (0.15)           0.21            0.29          1.25         (1.60)
                                ---------    ---------    ---------       ---------       ---------     ---------     ---------
  Total from investment
    operations                      (0.45)        1.09        (0.15)           0.21            0.30          1.24         (1.61)
                                ---------    ---------    ---------       ---------       ---------     ---------     ---------
Less distributions:
  From net investment
    income                             --           --           --           (0.00)(e)       (0.01)        (0.00)(f)        --
                                ---------    ---------    ---------       ---------       ---------     ---------     ---------
Net asset value at
  end of period                 $    8.39    $    8.84    $    7.75       $    7.90       $    7.69     $    7.40     $    6.16
                                =========    =========    =========       =========       =========     =========     =========

Total return (g)                   (5.09%)(h)   14.06%       (1.90%)(h)       2.77%           4.11%        20.20%       (20.72%)
                                =========    =========    =========       =========       =========     =========     =========
Net assets at end
  of period (000's)             $  14,612    $  14,871    $  19,070       $  19,278       $  15,841     $  13,140     $   7,775
                                =========    =========    =========       =========       =========     =========     =========
Ratio of operating expenses
  to average net assets
  including reimbursement/
  waiver of fees                    1.24%(i)     1.23%        1.26%(i)        1.26%           1.25%         1.25%         1.20%

Ratio of operating expenses
  to average net assets
  excluding reimbursement/
  waiver of fees                    1.24%(i)     1.23%        1.48%(i)        1.54%           1.69%         2.44%         2.64%

Ratio of net investment
  income (loss) to average
  net assets including
  reimbursement/
  waiver of fees                    0.01%(i)    (0.08%)      (0.08%)(i)      (0.04%)          0.19%        (0.11%)       (0.18%)

Portfolio turnover rate               14%(h)       72%          63%             92%             94%           88%           58%

(a)   Fund changed fiscal year end to August 31.
(b) Net investment income (loss) per share is based on average shares outstanding during the period.
(c)   Net investment loss per share was $(0.0042)
(d)   Net investment loss per share was $(0.0031)
(e)   Distributions per share were $(0.0032)
(f)   Distributions per share were $(0.0038)
(g) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)   Not annualized.
(i)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout Each Period

                                       SIX MONTHS
                                         ENDED           YEAR           YEAR           YEAR           YEAR           YEAR
                                       FEBRUARY 29,     ENDED          ENDED          ENDED          ENDED          ENDED
                                          2008        AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                       (UNAUDITED)       2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period                  $     7.20     $     6.02     $     6.27     $     5.43     $     4.99     $     4.62
                                       ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment
  operations:
  Net investment income (loss)              (0.01)         (0.03)         (0.04)(a)      (0.03)         (0.04)          0.01(a)
  Net realized and unrealized
    gains (losses) on investments           (0.79)          1.21          (0.21)          0.87           0.49           0.36
                                       ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations            (0.80)          1.18          (0.25)          0.84           0.45           0.37
                                       ----------     ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net investment income                   --             --             --             --          (0.01)            --
                                       ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period       $     6.40     $     7.20     $     6.02     $     6.27     $     5.43     $     4.99
                                       ==========     ==========     ==========     ==========     ==========     ==========

Total return (b)                          (11.11%)(d)     19.60%         (3.99%)        15.47%          8.89%          8.01%
                                       ==========     ==========     ==========     ==========     ==========     ==========
Net assets at end of
  period (000's)                       $   25,773     $   28,970     $   28,773     $   31,361     $   12,867     $    4,061
                                       ==========     ==========     ==========     ==========     ==========     ==========
Ratio of operating expenses to
  average net assets including
  reimbursement/waiver of fees              1.22%(e)       1.21%          1.21%          1.36%          1.37%          1.27%

Ratio of operating expenses to
  average net assets excluding
  reimbursement/waiver of fees              1.22%(e)       1.21%          1.32%          1.36%          1.37%          1.27%

Ratio of net investment income
  (loss) to average net assets including
  reimbursement/waiver of fees             (0.30%)(e)     (0.48%)        (0.62%)        (0.56%)        (0.75%)         0.12%

Portfolio turnover rate                       27%(d)         49%            76%            60%            67%(c)         27%

(a) Net investment income (loss) per share is based on average shares outstanding during the period.
(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c) Portfolio turnover percentage increased 39.59% compared to prior year due to change in adviser effective September 1, 2003.
(d)   Not annualized.
(e)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout Each Period

                                SIX MONTHS
                                   ENDED          YEAR      EIGHT MONTHS      YEAR          YEAR           YEAR           YEAR
                                FEBRUARY 29,     ENDED          ENDED        ENDED         ENDED          ENDED          ENDED
                                   2008         AUGUST 31,    AUGUST 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                (UNAUDITED)       2007         2006 (a)       2005          2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $    15.67     $    14.02    $    13.48    $    13.51    $    11.84     $     8.95     $    10.26
                                ----------     ----------    ----------    ----------    ----------     ----------     ----------
Income (loss) from
    investment operations:
  Net investment income               0.06           0.13          0.12(b)       0.11(b)       0.12(b)        0.14(b)        0.12(b)
  Net realized and
    unrealized gains (losses)
    on investments                   (1.89)          1.98          0.50          0.08          1.67           2.90          (1.31)
                                ----------     ----------    ----------    ----------    ----------     ----------     ----------
  Total from investment
    operations                       (1.83)          2.11          0.62          0.19          1.79           3.04          (1.19)
                                ----------     ----------    ----------    ----------    ----------     ----------     ----------
Less distributions:
  From net investment
    income                           (0.05)         (0.15)        (0.08)        (0.11)        (0.12)         (0.15)         (0.12)
  From net realized gains
    on investments                   (1.94)         (0.31)           --         (0.11)           --             --             --
                                ----------     ----------    ----------    ----------    ----------     ----------     ----------
  Total distributions                (1.99)         (0.46)        (0.08)        (0.22)        (0.12)         (0.15)         (0.12)
                                ----------     ----------    ----------    ----------    ----------     ----------     ----------
Net asset value at
  end of period                 $    11.85     $    15.67    $    14.02    $    13.48    $    13.51     $    11.84     $     8.95
                                ==========     ==========    ==========    ==========    ==========     ==========     ==========

Total return (c)                   (12.88%)(d)     15.21%         4.60%(d)      1.45%        15.18%         34.24%        (11.66%)
                                ==========     ==========    ==========    ==========    ==========     ==========     ==========
Net assets at end
  of period (000's)             $   11,755     $   13,628    $   16,065    $   16,120    $    7,763     $    3,985     $    2,634
                                ==========     ==========    ==========    ==========    ==========     ==========     ==========
Ratio of operating expenses
  to average net assets
  including reimbursement/
  waiver of fees                     1.24%(e)       1.22%         1.26%(e)      1.26%         1.17%          1.25%          1.20%

Ratio of operating expenses
  to average net assets
  excluding reimbursement/
  waiver of fees                     1.24%(e)       1.22%         1.49%(e)      1.66%         1.78%          3.87%          5.06%

Ratio of net investment
  income to average net assets
  including reimbursement/
  waiver of fees                     0.92%(e)       0.82%         1.25%(e)      0.93%         0.98%          1.44%          1.13%

Portfolio turnover rate                47%(d)         88%           31%           71%           69%            26%            90%

(a)   Fund changed fiscal year end to August 31.
(b) Net investment income per share is based on average shares outstanding during the period.
(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)   Not annualized.
(e)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout Each Period

                                       SIX MONTHS
                                         ENDED           YEAR           YEAR           YEAR           YEAR           YEAR
                                       FEBRUARY 29,     ENDED          ENDED          ENDED          ENDED          ENDED
                                          2008        AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                       (UNAUDITED)       2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period                  $    19.44     $    16.55     $    15.43     $    12.16     $    10.92     $     9.77
                                       ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from
  investment operations:
  Net investment income                      0.04           0.20           0.19(a)        0.15           0.10           0.16(a)
  Net realized and unrealized
    gains (losses) on investments           (0.65)          2.98           1.07           3.16           1.33           1.14
                                       ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations            (0.61)          3.18           1.26           3.31           1.43           1.30
                                       ----------     ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net investment income                (0.07)         (0.29)         (0.14)         (0.04)         (0.10)         (0.15)
  From net realized gains
    on investments                          (1.76)            --             --             --          (0.09)            --
                                       ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                         (1.83)         (0.29)         (0.14)         (0.04)         (0.19)         (0.15)
                                       ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period       $    17.00     $    19.44     $    16.55     $    15.43     $    12.16     $    10.92
                                       ==========     ==========     ==========     ==========     ==========     ==========

Total return (b)                           (3.52%)(c)     19.40%          8.25%         27.30%         13.10%         13.49%
                                       ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's)    $   20,143     $   23,094     $   20,893     $   20,123     $   16,328     $   14,652
                                       ==========     ==========     ==========     ==========     ==========     ==========
Ratio of operating expenses to
  average net assets including
  reimbursement/waiver of fees              1.24%(d)       1.22%          1.23%          1.37%          1.36%          1.36%

Ratio of operating expenses to
  average net assets excluding
  reimbursement/waiver of fees              1.24%(d)       1.22%          1.35%          1.37%          1.36%          1.36%

Ratio of net investment income to
  average net assets including
  reimbursement/waiver of fees              0.42%(d)       1.07%          1.14%          1.07%          0.85%          1.72%

Portfolio turnover rate                        0%(c)         31%            28%            25%            35%            28%

(a) Net investment income per share is based on average shares outstanding during the period.
(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Not annualized.
(d)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

Monteagle Funds ("the Trust") was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission ("SEC") as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in its series. The Trust currently consists of the following series:

      Monteagle Fixed Income Fund
      Monteagle  Quality  Growth Fund  (formerly  known as the  Memorial  Growth
        Equity Fund)
      Monteagle Large Cap Growth Fund
      Monteagle  Select Value Fund (formerly  known as the Memorial Value Equity
        Fund)
      Monteagle Value Fund (each a "Fund" and collectively the "Funds").

An additional series of the Trust, Monteagle Informed Investor Growth Fund, commenced operations on April 1, 2008 and therefore does not have financial information to report as of February 29, 2008, the date of this report.

Each Fund is a diversified series of Monteagle Funds. The principal investment objective of the Monteagle Fixed Income Fund ("Fixed Income Fund") is total return. The principal investment objective of each of the Monteagle Quality Growth Fund ("Quality Growth Fund"), the Monteagle Large Cap Growth Fund ("Large Cap Growth Fund"), the Monteagle Select Value Fund ("Select Value Fund") and the Monteagle Value Fund ("Value Fund") is long-term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION -- Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing source. In the absence of readily available market quotations, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees. At February 29, 2008, no securities were valued at fair value. Securities with maturities of 60 days or less are valued at amortized cost. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

SHARE VALUATION -- Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share for each Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

INTEREST AND DIVIDEND INCOME -- Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for the Quality Growth Fund, Large Cap Growth Fund, Select Value Fund and Value Fund are declared and paid quarterly at the discretion of each Fund's adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended February 29, 2008 was as follows:

                                     ORDINARY        LONG-TERM
                                      INCOME        CAPITAL GAIN         TOTAL
--------------------------------------------------------------------------------
Fixed Income                        $  667,163       $       --       $  667,163
Select Value Fund                      505,567        1,233,048        1,738,615
Value Fund                             855,059        1,297,836        2,152,895
--------------------------------------------------------------------------------

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

                                     ORDINARY        LONG-TERM
                                      INCOME        CAPITAL GAIN         TOTAL
--------------------------------------------------------------------------------
Fixed Income                        $1,460,657       $       --       $1,460,657
Select Value Fund                      274,744          139,646          414,390
Value Fund                             358,645               --          358,645
--------------------------------------------------------------------------------

Quality Growth Fund and Large Cap Growth Fund paid no distributions during the periods ended February 29, 2008 and August 31, 2007.

ESTIMATES -- These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SECURITY LOANS -- The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose fair value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan is reflected in the net asset value of the Funds. The Funds have the right under the security lending agreement to recover the securities from the borrower on demand.

3.    ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

Parkway Advisors, L.P. ("Parkway") and Nashville Capital Corporation ("Nashville Capital"), (each an "Adviser" and, collectively, the "Advisers") serve as the investment advisers to the Funds. Parkway is the Adviser for Quality Growth Fund and Select Value Fund and Nashville Capital is the Adviser for Fixed Income Fund, Large Cap Growth Fund and Value Fund. Subject to the general oversight of the Board of Trustees, the Advisers are responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay its Adviser a fee based on average daily net assets at the following annual rates:

                          FIXED      QUALITY     LARGE CAP    SELECT
                          INCOME      GROWTH      GROWTH       VALUE      VALUE
ASSETS                     FUND        FUND        FUND        FUND       FUND
--------------------------------------------------------------------------------
Up to and
  including $25 million    0.965%      1.200%      1.200%      1.200%     1.200%
From $25 up to and
  including $50 million    0.965%      1.115%      1.115%      1.115%     1.115%
From $50 up to and
  including $100 million   0.845%      0.975%      0.975%      0.975%     0.975%
Over $100 million          0.775%      0.875%      0.875%      0.875%     0.875%

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Under the terms of the Funds' advisory agreement, the Advisers oversee the management of each Fund's investments and pay all of the operating expenses of each Fund except SEC registration fees and related expenses, brokerage fees and commissions; taxes; borrowing costs; fees and expenses of non-interested Trustees; 50% of the compensation approved by the Board of Trustees for services provided by the Funds' Chief Compliance Officer; costs of memberships in trade associations; fees and disbursements of counsel in connection with litigation against the Funds; and extraordinary expenses. For the six months ended February 29, 2008, the amounts earned by and payable to the Advisers were as follows:

                                                                    ADVISORY
                                                   ADVISORY       FEES PAYABLE
                                                  FEES EARNED    AS OF 2/29/2008
--------------------------------------------------------------------------------
Fixed Income Fund                                $    160,009     $     24,980
Quality Growth Fund                              $     91,174     $     13,952
Large Cap Growth Fund                            $    171,847     $     24,842
Select Value Fund                                $     77,928     $     11,416
Value Fund                                       $    132,481     $     18,811
--------------------------------------------------------------------------------

FIXED INCOME FUND -- Nashville Capital has retained Howe & Rusling Inc. ("H & R") to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H & R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

QUALITY GROWTH FUND -- Parkway has retained Davis Hamilton Jackson & Associates ("DHJA") to serve as the sub-adviser to Quality Growth Fund. Parkway has agreed to pay DHJA an annual advisory fee of 0.30% of average daily net assets. Due to a change in control of DHJA, a new sub-advisory contract was approved by shareholders of the Quality Growth Fund at a meeting held on October 19, 2007.

LARGE CAP GROWTH FUND -- Nashville Capital has retained Northstar Capital Management ("Northstar") to serve as the sub-adviser to Large Cap Growth Fund. Nashville Capital has agreed to pay Northstar an annual advisory fee of 0.50% of average daily net assets.

VALUE FUND -- Nashville Capital has retained Robinson Investment Group, Inc. ("Robinson") to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.60% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

Two officers of Parkway are also officers of the Trust; one of them is also an interested Trustee.

MUTUAL FUND SERVICES AGREEMENT

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. For these services, Ultimus receives an annual base fee of

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

$225,000, plus an asset-based fee at the annual rate of 0.15% of the Funds' aggregate average daily net assets from $200 million to $300 million; 0.125% of such assets from $300 million to $400 million; and 0.10% of such assets in excess of $400 million. The fees payable to Ultimus are paid by the Advisers (not the Funds).

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Funds' principal underwriter. The Distributor receives annual compensation of $6,000 for such services. The fees payable to the Distributor are paid by the Advisers (not the Funds).

COMPLIANCE SERVICES

An employee of Parkway is the Chief Compliance Officer (the "CCO") of the Trust. The CCO provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. Effective January 11, 2008, each Fund pays $5,000 annually to Parkway for providing CCO services.

4.    SECURITIES TRANSACTIONS

During the six months ended February 29, 2008, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

                             FIXED        QUALITY     LARGE CAP    SELECT
                             INCOME        GROWTH      GROWTH       VALUE        VALUE
                              FUND          FUND        FUND         FUND         FUND
-----------------------------------------------------------------------------------------
Purchases of
   investment securities   $4,595,315   $2,598,416   $8,391,580   $6,149,680   $       --
                           ==========   ==========   ==========   ==========   ==========
Proceeds from sales of
   investment securities   $1,818,668   $2,054,312   $7,827,557   $5,892,745   $2,243,335
                           ==========   ==========   ==========   ==========   ==========

5.    TAX MATTERS

It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The tax character of distributable earnings (deficit) at February 29, 2008 was as follows:

                                 FIXED         QUALITY        LARGE CAP      SELECT
                                 INCOME         GROWTH         GROWTH         VALUE         VALUE
                                  FUND           FUND           FUND           FUND          FUND
-----------------------------------------------------------------------------------------------------
Accumulated undistributed
   ordinary income (loss)     $        36    $       988    $   (43,497)   $    31,399    $    38,315
Capital loss carryforwards     (1,421,497)    (2,660,980)    (4,961,828)            --             --
Post-October losses              (108,768)            --             --             --             --
Other gains (losses)               36,085        (69,760)       282,993       (443,444)      (655,726)
Net unrealized appreciation
   (depreciation)                 841,191        746,714      2,379,645       (129,585)     6,716,011
                              -----------    -----------    -----------    -----------    -----------
Total distributable
   earnings (deficit)         $  (652,953)   $(1,983,038)   $(2,342,687)   $  (541,630)   $ 6,098,600
                              ===========    ===========    ===========    ===========    ===========
-----------------------------------------------------------------------------------------------------

As of August 31, 2007, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                                                    AMOUNT       EXPIRATION DATE
--------------------------------------------------------------------------------
Fixed Income Fund                                $   367,674          2009
                                                     100,359          2010
                                                     698,715          2012
                                                      86,568          2013
                                                     168,181          2015
                                                 -----------
                                                 $ 1,421,497
                                                 ===========

Quality Growth Fund                              $   234,908          2009
                                                   1,658,403          2010
                                                     471,453          2011
                                                     296,216          2012
                                                 -----------
                                                 $ 2,660,980
                                                 ===========

Large Cap Growth Fund                            $ 2,331,763          2011
                                                   2,165,647          2012
                                                     309,209          2013
                                                     155,209          2014
                                                 -----------
                                                 $ 4,961,828
                                                 ===========

In addition, Fixed Income Fund had realized capital losses of $108,768 during the period November 1, 2006 through August 31, 2007, which are treated for federal income tax purposes as arising during the Fund's tax year ended August 31, 2008. These "post-October losses" may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of the investment securities as of February 29, 2008:

                                 FIXED          QUALITY         LARGE CAP       SELECT
                                 INCOME          GROWTH          GROWTH          VALUE           VALUE
                                  FUND            FUND            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------
Federal tax cost              $ 32,993,245    $ 13,855,490    $ 23,389,757    $ 11,859,448    $ 13,393,757
                              ============    ============    ============    ============    ============
Gross unrealized
   appreciation               $    896,577    $  1,666,321    $  3,320,324    $    877,764    $  7,308,374
Gross unrealized
   depreciation                    (55,386)       (919,607)       (940,679)     (1,007,349)       (592,363)
                              ------------    ------------    ------------    ------------    ------------
Net unrealized appreciation
   (depreciation)             $    841,191    $    746,714    $  2,379,645    $   (129,585)   $  6,716,011
                              ============    ============    ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Quality Growth Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing?each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.??Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in each Fund's net asset value calculations as late as the Fund's last such calculation in the first required financial statement reporting period. As a result, each Fund has adopted FIN 48 with this semi-annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. Additionally, management does not anticipate FIN 48 having a material impact on the financial statements for the year ending August 31, 2008. The statute of limitations on each Fund's tax returns remains open for the periods ended August 31, 2005, 2006 and 2007.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6.    CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2008, the following shareholders held, for the benefit of its customers, the following percentages of the outstanding shares of each Fund:

                                                            PERCENT OWNED AS OF
                                     SHAREHOLDER             FEBRUARY 29, 2008
--------------------------------------------------------------------------------
Fixed Income Fund             Farmers and Merchant Corp.            61%
                              Hubco Regions Financial Corp.         30%

Quality Growth Fund           Charles Schwab & Co., Inc.            53%
                              Hubco Regions Financial Corp.         26%

Large Cap Growth Fund         Farmers and Merchant Corp.            97%

Select Value Fund             Hubco Regions Financial Corp.         77%

Value Fund                    Farmers and Merchant Corp.            94%
--------------------------------------------------------------------------------

7.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.    ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

PROXY POLICIES -- The Trust has adopted Proxy Voting Polices and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds' policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, or on the SEC's website at http://www.sec.gov.

N-Q FILING -- The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov., or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2007) and held until the end of the period (February 29, 2008).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's Prospectus.

FIXED INCOME FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE    EXPENSES PAID
                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008   DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00           $1,051.90           $5.10
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,019.89           $5.02
-------------------------------------------------------------------------------------

* Expenses are equal to Fixed Income Fund's annualized expense ratio of 1.00% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

QUALITY GROWTH FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE    EXPENSES PAID
                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008   DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00           $  949.10           $6.01
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,018.70           $6.22
-------------------------------------------------------------------------------------

* Expenses are equal to Quality Growth Fund's annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE    EXPENSES PAID
                               SEPTEMBER 1, 2007    FEBRUARY 29, 2008  DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00           $  888.90           $5.73
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,018.80           $6.12
-------------------------------------------------------------------------------------

* Expenses are equal to Large Cap Growth Fund's annualized expense ratio of 1.22% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

SELECT VALUE FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE    EXPENSES PAID
                               SEPTEMBER 1, 2007    FEBRUARY 29, 2008  DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00           $  871.20           $5.77
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,018.70           $6.22
-------------------------------------------------------------------------------------

* Expenses are equal to Select Value Fund's annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

VALUE FUND

-------------------------------------------------------------------------------------
                                   BEGINNING             ENDING
                                 ACCOUNT VALUE        ACCOUNT VALUE    EXPENSES PAID
                               SEPTEMBER 1, 2007    FEBRUARY 29, 2008  DURING PERIOD*
-------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00            $ 964.80           $6.06
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00           $1,018.70           $6.22
-------------------------------------------------------------------------------------

* Expenses are equal to Value Fund's annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF MANAGEMENT AGREEMENT FOR THE FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

At a Special Meeting of Shareholders on January 11, 2008, Shareholders of the Fixed Income Fund, the Large Cap Growth Fund, the Value Fund, the Quality Growth Fund and the Select Value Fund (individually, a "Fund" and collectively, the "Funds") approved an amended Management Agreement between the Trust, Parkway Advisors, L.P. and Nashville Capital Corporation (the "Amended Management Agreement"). Proxy materials were prepared after the Board's consideration of data concerning Parkway Advisors, L.P. and Nashville Capital Corporation (the "Advisers").

The Board met and evaluated the Amended Management Agreement on October 30, 2007. In connection with the October 30, 2007 meeting, the Independent Trustees requested and evaluated information they deemed reasonably necessary to their review process. The Board received information describing the services to be provided by the Advisers, including information about (i) the nature, extent and quality of services to be provided by the Advisers; (ii) the investment performance of each Fund measured against appropriate benchmarks; and (iii) general information about the Advisers. The Independent Trustees met in executive session and were advised by experienced independent counsel throughout their deliberations. At its meeting, the Board considered:

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed the functions performed by the Advisers and their personnel and the Advisers' investment and compliance oversight process for each Fund. The Board also considered information concerning the Advisers' financial condition and the quality of services provided - including their review and coordination with and of sub-advisers of applicable Funds. Representatives of the Advisers and each sub-adviser were present at the Board meeting to discuss Fund operations and performance. The Board also reviewed information on the performance of each Fund, along with the performance information of a relevant securities index and a group of peer funds. The Board noted that the performance of each Fund was reasonable in relation to its benchmark and peer group. Based on the information provided and the Board's previous experience with the Advisers, the Board concluded that the nature and extent of the services provided and to be provided by the Advisers were appropriate and that the quality was good.

      FEES AND EXPENSES. The Board considered the management fee rates proposed under the Amended Agreement. The Board noted that the fee rates after the Amended Management Agreement are identical to the fee rates under the original Management Agreement; that the original Management Agreement has a "universal fee" structure under which the Advisers receive a higher fee in exchange for the Advisers' agreement to pay all Trust/Fund expenses not excepted out - that is, to be paid by the Trust/Funds, under the Agreement; that the proposed amendment adds to the expenses to be paid by the Trust/Funds; and that the added expenses to be paid by the Trust/Funds are items under the exclusive discretion of the Board. The Board reviewed each Fund's total expense ratio in relation those of comparable funds. The Board also reviewed information estimating the impact of the assumption by each Fund of the obligation for payment of (a) its proportionate share of any costs of travel for Independent Trustees of the Trust and costs associated with seminars, conventions or trade education for Independent Trustees, and (b) 50% of the compensation amount approved by the Board specifically for the services of the Trust's Chief Compliance Officer (the "CCO") attributable to that Fund on its total expense ratio and noted

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF MANAGEMENT AGREEMENT FOR THE FUNDS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

that it is estimated to be between 0.02% and 0.05% of each Fund's average net assets. The Board noted that the fee charged by the Adviser for each Fund was competitive and below the average for similar funds. The Board concluded that the management fee (including excepted expenses) was reasonable and appropriate in amount given the quality of services provided.

      PROFITABILITY. The Board considered information regarding the costs of services provided and profitability of the Advisers with respect to their fees received under the original Management Agreement. The Board concluded that the profits realized by the Advisers were not unreasonable.

      ECONOMIES OF SCALE. As part of its review of the Amended Management Agreement, the Board considered whether there will be economies of scale with respect to the management of the Funds and whether each Fund will benefit from any economies of scale. The Board noted the presence of breakpoints in the management fees that will provide shareholders with the benefit of lower expenses at higher asset levels. The Board concluded that, given the nature and size of the Funds and the costs of the Advisers in providing portfolio management services, the management fee reflects an appropriate level of sharing of any economies of scale.

      OTHER BENEFITS TO THE ADVISERS. The Board noted that the Advisers have indicated that the Advisers do not believe they receive any fall-out benefits as a result of its relationship with the Funds. The Board also considered that the Advisers do not enter into any soft-dollar arrangements on behalf of the Funds.

Based upon these considerations, the Board, including all of the Independent Trustees voting separately, concluded that that the terms of the Amended Management Agreement are fair and reasonable and that approval of the Amended Management Agreement is in the best interests of the Funds and their shareholders; that the services to be performed under the Amended Management Agreement are services required for the operation of the Funds; that the Advisers have provided satisfactory advisory services to the Funds in the past; and that the fees for the advisory services which the Advisers will perform were within the range of what would have been negotiated at arm's length in light of the circumstances.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT FOR THE QUALITY GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

At a Special Meeting of Shareholders on October 19, 2007, Shareholders of the Quality Growth Fund (the "Fund") approved a new Sub-advisory Agreement between the Trust, Parkway Advisors, L.P. (the "Adviser") and Davis Hamilton Jackson & Associates, L.P. ("DHJA") with respect to the Fund (the "New Sub-advisory Agreement"). Proxy materials were prepared after the Board's consideration of data concerning DHJA.

The Board met and evaluated the Sub-advisory Agreement on August 24, 2007. In connection with the August 24, 2007 meeting, the Independent Trustees requested and evaluated information they deemed reasonably necessary to their review process. The Board received information describing the services to be provided by DHJA, including information about (i) the nature, extent and quality of services to be provided by DHJA; (ii) the investment performance of the Fund measured against appropriate benchmarks; and (iii) general information about DHJA. The Independent Trustees met in executive session and were advised by experienced independent counsel throughout their deliberations. At its meeting, the Board considered:

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed the functions performed by DHJA, the portfolio management team and support staff of DHJA, DHJA's investment strategy and process for the Fund, and DHJA's financial condition, and considered the quality of services provided. The Board also reviewed information on the performance of the Fund, along with the performance information of a relevant securities index and a group of peer funds. This information showed that the Fund has had the following performance returns: year-to-date (01/01/07 - 7/31/07) of 6.80%; 1-year of 12.94%; and 5-year of
6.41%; and that the performance was lower than the selected index and the peer average. It was noted that the index was not and the peers were probably not limited like DHJA to quality large-cap stocks. The Board found the Fund's long-term performance to be consistent with the strategy of quality large-cap stock investing and that DHJA has strictly adhered to a growth style of investing when managing the Fund, in accordance with the Fund's investment objective and strategies. Based on the information provided and the Board's previous experience with DHJA, the Board concluded that the nature and extent of the services provided and to be provided by DHJA were appropriate and that the quality was good.

      FEES. The Board considered the sub-advisory fee rates proposed under the New Sub-advisory Agreement. The Board noted that the fee rates under the New Sub-advisory Agreement are identical to the fee rates under the current
Sub-advisory Agreement. The Board concluded that the subadvisory fee was reasonable and appropriate in amount given the quality of services provided.

      PROFITABILITY. The Board considered the profitability information provided by DHJA with respect to its fees received under the current Sub-advisory Agreement. The Board considered that the subadvisory fee rates were negotiated at arm's length between the Adviser and DHJA, and that DHJA would be paid by the Adviser. The Board concluded that the profits realized by DHJA were not unreasonable.

      ECONOMIES OF SCALE. As part of its review of the New Sub-advisory Agreement, the Board considered whether there will be economies of scale with respect to the management of the Fund and whether the Fund will benefit from any economies of scale. The Board considered that the fees for the Fund are commercially agreed upon between the Adviser and DHJA. The Board

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT FOR THE QUALITY GROWTH FUND (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

concluded that, given the nature and size of the Fund and the costs of DHJA in providing portfolio management services, the subadvisory fee reflects an appropriate level of sharing of any economies of scale.

      OTHER BENEFITS TO DHJA. The Board noted that DHJA has indicated that DHJA benefits as a result of its relationship with the Fund from the use of the Fund's brokerage under certain soft-dollar arrangements pursuant to which it receives research; and that, based on prior reviews, such arrangements are reasonable in relation to research provided.

Based upon these considerations, the Board, including all of the Independent Trustees voting separately, concluded that that the terms of the New Sub-advisory Agreement were fair and reasonable and that approval of the Agreement was in the best interests of the Fund and its shareholders; that the services to be performed under the New Sub-advisory Agreement were services required for the operation of the Fund; that DHJA has provided satisfactory advisory services to the Fund in the past; and that the fees for the advisory services which DHJA will perform were within the range of what would have been negotiated at arm's length in light of the circumstances.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT FOR THE INFORMED INVESTOR GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

On March 31, 2008 the Trust commenced offering shares of the Monteagle Informed Investor Growth Fund (the "Fund"). In connection with approving the offering of shares the Board of Trustees approved the amended Management Agreement and the Sub-advisory Agreement applicable to the Fund.

On October 30, 2007 and  December  28,  2007,  the Board met and  evaluated  the
Sub-advisory Agreement between the Trust, Nashville Capital Corporation ("Nashville Capital") and T.H. Fitzgerald & Company ("TH Fitzgerald") with respect to the Fund. The Independent Trustees requested and evaluated information they deemed reasonably necessary to their review process. The Board received information describing the services to be provided by TH Fitzgerald, including information about (i) the nature, extent and quality of services to be provided; (ii) the investment performance of the other TH Fitzgerald accounts measured against appropriate benchmarks; and (iii) general information about TH Fitzgerald. The Independent Trustees met in executive session and were advised by experienced independent counsel throughout their deliberations. At its meeting, the Board considered:

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed the functions to be performed by TH Fitzgerald, the portfolio management team and support staff of the firm, the investment strategy and process for the Fund, and the firm's financial condition, and considered the quality of services provided. The Board also reviewed information on the performance of other TH Fitzgerald accounts, along with the performance information of relevant securities indexes. This information showed that TH Fitzgerald has had stellar performance returns, which performance was better than the relevant index and the peer average. Based on the information provided, the Board concluded that the nature and extent of the services to be provided by Fitzgerald are appropriate and that the quality was good.

      FEES. The Board considered the subadvisory fee rates proposed under the Sub-advisory Agreement. The Board noted that the fee rates under the Sub-advisory Agreement are consistent with fees charged by other investment advisers while slightly different than the other two equity managers. The Board concluded that the subadvisory fee was reasonable and appropriate in amount given the quality of services to be provided.

      PROFITABILITY/FINANCIAL CONDITION. The Board considered TH Fitzgerald's financial information and concluded that the firm has the resources necessary to provide the services called for under the Sub-advisory Agreement.

As part of its review of the Sub-advisory Agreement, the Board considered whether there will be economies of scale with respect to the management of the Fund and whether the Fund will benefit from any economies of scale. The Board considered whether the fees for the Fund (under the unified fee arrangement) are commercially reasonable and concluded that, given the nature and size of the Fund and the costs of the Trust's investment advisers and the subadviser in providing portfolio management services, the subadvisory fee reflects an appropriate level of sharing of any economies of scale.

--------------------------------------------------------------------------------
MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT FOR THE INFORMED INVESTOR GROWTH FUND (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

      OTHER BENEFITS. The Board noted that TH Fitzgerald has indicated that it does not materially benefit as a result of its relationship with the Fund from the use of the Fund's brokerage under certain soft-dollar arrangements.

Based on all of the information considered, the Board, including the Independent Trustees, concluded that the terms of the Sub-advisory Agreement are fair and reasonable and that the Subadvisory Agreement is in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------
RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS OF MONTEAGLE QUALITY GROWTH
FUND HELD ON OCTOBER 19, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

On October 19, 2007, a Special Meeting of Shareholders of the Monteagle Quality Growth Fund was held for the purpose of voting on the following proposal:

PROPOSAL: To approve or disapprove a new sub-advisory agreement by and among Monteagle Funds, Parkway Advisors, L.P. and Davis Hamilton Jackson & Associates, L.P.

The total number of shares of the Monteagle Quality Growth Fund present in person or by proxy represented approximately 53.72% of the shares entitled to vote at the Special Meeting.

The shareholders of the Monteagle Quality Growth Fund voted to approve the Proposal.

The votes cast with respect to the Proposal were as follows:

                     For            Against           Abstain
                ------------     ------------      ------------
                 903,695.875           0                 0

RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS OF MONTEAGLE FUNDS HELD ON
JANUARY 11, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

On January 11, 2008, a Special Meeting of Shareholders of The Monteagle Funds was held to approve or disapprove an amended Management Agreement between Monteagle Funds, Nashville Capital Corporation and Parkway Advisors, L.P. (the "Proposal"). The number of shares of the Funds present in person or by proxy at the Special Meeting represented the following percentages of the total shares entitled to vote at the Special Meeting:

          Monteagle Fixed Income Fund                         99.44%
          Monteagle Large Cap Growth Fund                     99.95%
          Monteagle Value Fund                                98.58%
          Monteagle Quality Growth Fund                       59.42%
          Monteagle Select Value Fund                         92.57%

The shareholders of each Fund voted to approve the Proposal.

The votes cast with respect to the Proposal were as follows:

                                                     Number of Shares
                                         --------------------------------------
Fund                                         For          Against       Abstain
-------------------------------          ----------      ---------     --------
Monteagle Fixed Income Fund               3,164,717        141,411         0
Monteagle Large Cap Growth Fund           4,026,945              0         0
Monteagle Value Fund                      1,168,609              0         0
Monteagle Quality Growth Fund               914,759        102,488         0
Monteagle Select Value Fund                 742,158         65,912         0

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


                      This Page Intentionally Left Blank.

--------------------------------------------------------------------------------

                                     [LOGO]
                                MONTEAGLE FUNDS



                               THE MONTEAGLE FUNDS


                               INVESTMENT ADVISERS
                             Parkway Advisors, L.P.
                             6550 Directors Parkway
                              Abilene, Texas 79606

                          Nashville Capital Corporation
                         209 10th Ave. South, Suite 332
                               Nashville, TN 37203

                                   DISTRIBUTOR
                         Ultimus Fund Distributors, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

                          TRANSFER AGENT, ADMINISTRATOR
                          & SHAREHOLDER SERVICING AGENT
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246


This report is submitted for the general information the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

--------------------------------------------------------------------------------

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By (Signature and Title)*           /s/ Carl C. Peterson
                           -----------------------------------------------------
                                    Carl C. Peterson, President

Date          April 30, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Carl C. Peterson
                           -----------------------------------------------------
                                    Carl C. Peterson, President

Date          April 30, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          April 30, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.